Derivatives and hedge activities (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about financial instruments [abstract]
Change in fair value of hedging instrument recognized in OCI	R$ 3,341
Closing balance as of December 31, 2022	R$ 3,341